PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost of construction in process - extraction facility	$ 185,699	$ 832,697
Extraction facility, laboratory equipment, and office furniture and fixtures	1,940,069	239,206
Accumulated amortization and depreciation	(191,897)	(39,385)	0
Cultivation facility and laboratory equipment and Office furniture and fixtures	1,748,172	199,821
Equipment [Member] | Colorado Extraction Facility [Member]
Property, Plant and Equipment [Line Items]
Cost of construction in process - extraction facility		647,947
Leasehold Improvements - Laboratory [Member] | Jamaica Cultivation and Extraction Facility [Member]
Property, Plant and Equipment [Line Items]
Cost of construction in process - extraction facility	75,000	75,000
Leasehold Improvements - Cultivation [Member] | Jamaica Cultivation and Extraction Facility [Member]
Property, Plant and Equipment [Line Items]
Cost of construction in process - extraction facility	110,699	109,750
Equipment and machinery at Weldona extraction facility [Member]
Property, Plant and Equipment [Line Items]
Extraction facility, laboratory equipment, and office furniture and fixtures	1,120,945
Golden, Colorado Industrial Hemp Laboratory - Equipment [Member]
Property, Plant and Equipment [Line Items]
Extraction facility, laboratory equipment, and office furniture and fixtures	39,944	34,651
Furniture and Fixtures [Member] | Colorado Extraction Facility [Member]
Property, Plant and Equipment [Line Items]
Extraction facility, laboratory equipment, and office furniture and fixtures		21,668
Furniture and Fixtures [Member] | Colorado Administrative Offices [Member]
Property, Plant and Equipment [Line Items]
Extraction facility, laboratory equipment, and office furniture and fixtures	49,282	21,668
Leasehold Improvements [Member] | Colorado Extraction Facility [Member]
Property, Plant and Equipment [Line Items]
Cost of construction in process - extraction facility
Extraction facility, laboratory equipment, and office furniture and fixtures		2,000
Leasehold Improvements [Member] | Colorado Administrative Offices [Member]
Property, Plant and Equipment [Line Items]
Extraction facility, laboratory equipment, and office furniture and fixtures	191,518	2,000
Furniture and Fixtures [Member] | Colorado Extraction Facility [Member]
Property, Plant and Equipment [Line Items]
Extraction facility, laboratory equipment, and office furniture and fixtures	191,704	81,667
Remote Laboratory Equipment [Member] | Colorado Extraction Facility [Member]
Property, Plant and Equipment [Line Items]
Extraction facility, laboratory equipment, and office furniture and fixtures	99,220	99,220
Farm Equipment [Member]
Property, Plant and Equipment [Line Items]
Extraction facility, laboratory equipment, and office furniture and fixtures	$ 247,456